Document And Entity Information	Oct. 23, 2026
Document Information Line Items
Entity Central Index Key	0000033992
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	KINGSTONE COMPANIES, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-1665
Entity Tax Identification Number	36-2476480
Entity Address, Address Line One	120 Wood Road
Entity Address, City or Town	Kingston
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12401
City Area Code	845
Local Phone Number	802-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KINS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false